Embark Small Cap Equity Fund Average Annual Total Returns			12 Months Ended	23 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88% [1]	20.30%	[2]	20.86%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]		12.81%	13.58%
Retirement Class
Prospectus [Line Items]
Average Annual Return, Percent			5.18%	7.69%
Performance Inception Date		Jan. 30, 2024
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			5.13%	7.64%
Performance Inception Date		Jan. 30, 2024
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.64%	6.79%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.38%	5.64%

[1]	This index represents a broad measure of market performance.
[2]	This index represents a broad measure of market performance.
[3]	The Advisor considers this index to be representative of the Fund’s principal investment strategies and therefore the appropriate benchmark index for the Fund for performance comparison purposes.